Other financial liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 156,202,002	$ 107,151,600
Other non-current financial liabilities	1,234,231,722	1,234,246,107
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	41,257,611	24,494,870
Other non-current financial liabilities	166,647,324	174,074,170
Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	98,433,154	38,650,859
Other non-current financial liabilities	1,059,003,920	1,050,838,488
Derivative Not Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	652,079	468,541
Other non-current financial liabilities
Derivative Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	4,086,699	3,207,739
Other non-current financial liabilities	8,580,478	9,333,449
Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	11,772,459	11,774,922
Other non-current financial liabilities
Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		28,554,669
Other non-current financial liabilities